Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Schedule of committed expenditures

			Commitment
	Commitment		expenditures
	expenditures in		equivalent in
	thousands of U.S.		thousands of
	dollars		Mexican pesos(1)
2022	US$	114,563	Ps.	2,358,108
2023		314,660		6,476,797
2024		903,776		18,602,869
2025		981,657		20,205,930
2026 and thereafter		4,362,996		89,805,726
	US$	6,677,652	Ps.	137,449,430
(1)	Using the exchange rate as of December 31, 2021 of Ps.20.5835.

Schedule of future minimum lease payments

	Aircraft sale prices estimated
	in thousands of U.S. dollars		In thousands of Mexican pesos (1)
2022	US$	705,500	Ps.	14,521,659
2023		108,000		2,223,018
	US$	813,500	Ps.	16,744,677
(1)	Using the exchange rate as of December 31, 2021 of Ps.20.5835.

Summary of future lease payments from sale and leaseback

	Aircraft leases
	in thousands of U.S.		In thousands of Mexican
	dollars		pesos (1)
2022	US$	40,589	Ps.	835,464
2023		75,098		1,545,780
2024		79,244		1,631,119
2025		79,244		1,631,119
2026 and thereafter		676,748		13,929,842
	US$	950,923	Ps.	19,573,324
(1)	Using the exchange rate as of December 31, 2021 of Ps.20.5835.